SUBSEQUENT EVENTS Subsequent event (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands	May 03, 2018	Apr. 16, 2018
Subsequent Event [Line Items]
Cash distribution (in dollars per share)	$ 0.49
Cummins Terminal [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred, Initial Estimate		$ 58,000